Subsequent events (Details Narrative) - Subsequent Event [Member] - USD ($)			1 Months Ended
	Mar. 13, 2024	Feb. 02, 2024	Jan. 23, 2024	Mar. 02, 2024
Subsequent Event [Line Items]
Original principal amount	$ 14,000,000		$ 9,500,000
Original issue discount	$ 1,120,000		$ 760,000
Reverse stock split		the Company’s ordinary share issued, par value of US$0.0001, was combined into one (1) share of ordinary share, par value $0.001, and the authorized share capital of the Company was reduced from US$50,000 divided into 500,000,000 shares of a nominal or par value of US$0.0001 each to US$50,000 divided into 50,000,000 shares of a nominal or par value of US$0.001 each.
Yichang Ji Yue Technology Ltd [Member]
Subsequent Event [Line Items]
Acquisition percentage				100.00%